SHARE CAPITAL AND WARRANTS - Additional Information (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 30, 2026	Sep. 30, 2026	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Nov. 03, 2026	Nov. 07, 2025	Dec. 31, 2024
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred stock upon issuance or outstanding of common stock					20.00%
NCIB, shares redeemed, amount		$ 1,472		$ 918	$ 2,847	$ 1,281
Stock Option Plan
Disclosure of classes of share capital [Line Items]
Shares available for future issuance (in shares)		22,200			22,200
Common shares
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares Under NCIB (in shares)					71,718		89,438
NCIB, shares authorized for repurchase (in shares)								126,500
Shares outstanding (in shares)		1,816,557			1,816,557		1,883,400			1,825,038
Common shares | Renewed NCIB
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares Under NCIB (in shares)					71,700
NCIB, shares repurchased, price per share (in CAD per share)					$ 38.87
NCIB, shares redeemed, amount					$ 2,800
NCIB, reduction to retained earnings					2,100
Average carrying value					2,100
Taxes paid					$ 59
Common shares | Renewed NCIB | Potential ordinary share transactions
Disclosure of classes of share capital [Line Items]
Number of shares authorized (in shares)									120,300
Purchase of Common Shares Under NCIB (in shares)	9,200
NCIB, shares redeemed, amount	$ 415
NCIB, shares authorized for repurchase (in shares)	31,900
Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)		0			0		12,000			26,000
Retained earnings			$ 187
Preferred Shares | Series 1 Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)			10,700
Preferred Shares | Series 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)			1,300
Preferred Shares | Series 1 And 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
NCIB, shares redeemed, amount			$ 300
Preferred Shares, Price Per Share			$ 25.00
Common Share Warrants
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)		0			0		1,172			3,643
Exercise price of warrants issued (in CAD per share)					$ 6.54